--------------------------------------------------------------------------------

PENNSYLVANIA
DAILY MUNICIPAL                             600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND                                                         212-830-5200
================================================================================







Dear Shareholder:


We are pleased to present the annual report of Pennsylvania Daily Municipal Income Fund for the year ended November 30, 1999.

The Fund had net assets of $17,913,998 and 288 active shareholders as of November 30, 1999.

Thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,



\s\Steven W. Duff


Steven W. Duff
President







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS
NOVEMBER 30, 1999
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity              Value                 Standard
   Amount                                                                         Date     Yield     (Note 1)       Moody's & Poor's
   ------                                                                         ----     -----      ------        -------  -------
Other Tax Exempt Investments (16.40%)
------------------------------------------------------------------------------------------------------------------------------------
 $   500,000   Allegheny County, PA Port Authority                              06/30/00   3.23%    $   502,018     MIG-1
   1,000,000   The Hospitals And Higher Education Facility of Philadelphia      03/31/00   3.25       1,000,000              A1+
     435,000   Philadephia, PA Authority for IDRB
               (National Board of Medical Examiner) (b)
               Insured by MBIA Insurance Corp.                                  05/01/00   3.30         435,000
     400,000   Philadelphia, PA School District TRAN - Series B 1999-2000
               LOC PNC Bank, N.A.                                               06/30/00   3.40         401,235     MIG-1    SP-1
     315,000   York County, PA South Eastern School District GO Bonds (b)
               Insured by FGIC                                                  03/01/00   3.35         315,000
     285,000   York County, PA South Eastern School District GO Bonds (b)
               Insured by FGIC                                                  03/01/00   3.35         285,000
 -----------                                                                                        -----------
   2,935,000   Total Other Tax Exempt Investments                                                     2,938,253
 -----------                                                                                        -----------
Other Variable Rate Demand Instruments (c) (63.28%)
------------------------------------------------------------------------------------------------------------------------------------
 $   195,000   Allegheny County, PA Hospital Development Authority
               (Presbyterian Hospital)
               LOC National Bank of Detroit                                     03/01/18   4.00%    $   195,000     VMIG-1
     300,000   Allegheny County, PA Hospital Development Authority
               (Presbyterian Hospital)
               LOC National Bank of Detroit                                     03/01/18   4.00         300,000     VMIG-1
   1,000,000   Allegheny County, PA Hospital Development Authority
               (Presbyterian Hospital)
               LOC Bank One                                                     11/01/27   3.85       1,000,000     VMIG-1   A1+
     700,000   Beaver County, PA IDA (Atlantic Richfield)                       12/01/20   3.85         700,000       P1     A1
     400,000   Chester County, PA 1997 Archdiocese of Pennsylvania
               LOC First Union National Bank                                    07/01/27   3.70         400,000     VMIG-1
     300,000   City of York, PA General Authority RB
               (Adjusted Rate Pooled Financing)
               LOC First Union National Bank                                    09/01/26   3.95         300,000              A1
     290,000   Clinton County, PA Municipal Authority HRB
               (Lock Haven Hospital Project) - Series 1991A
               LOC Mellon Bank, N.A.                                            09/01/07   4.15         290,000              A1
     200,000   Commonwealth of PA General Obligation Tender Option Certificates
               Insured by FGIC                                                  12/01/18   3.92         200,000              A1+
     100,000   Delaware County, PA IDA
               (British Petroleum Oil)                                          12/01/09   3.80         100,000       P1     A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity              Value                 Standard
   Amount                                                                         Date     Yield     (Note 1)       Moody's & Poor's
   ------                                                                         ----     -----      ------        -------  -------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $   400,000   Delaware County, PA IDA Airport Facilities RB
               (UPS Project)                                                    12/01/15   3.60%    $  400,000               A1+
     300,000   Delaware County, PA IDA
               (Revenue Refunding Bonds Resource Recovery) - Series 1997G
               LOC General Electric Capital Corporation                         12/01/31   3.75        300,000        P1     A1+
     200,000   Emmaus, PA General Authority Local Government RB
               (Bond Pool Project)
               LOC Kredietbank                                                  03/01/24   3.95        200,000               A1+
     100,000   Emmaus, PA General Authority Local Government RB
               (Bond Pool Project) - Series E11
               LOC Canadian Imperial Bank of Commerce                           03/01/24   3.90        100,000               A1+
     400,000   Emmaus, PA General Authority Local Government RB
               (Bond Pool Project ) - Series 1989F1
               GIC- Goldman Sachs                                               03/01/24   3.95        400,000               A1+
     100,000   Emmaus, PA General Authority Local Government RB
               (Bond Pool Project) - Series 1989F15
               LOC Kredietbank                                                  03/01/24   3.95        100,000               A1+
     100,000   Emmaus, PA General Authority Local Government RB
               (Bond Pool Project) - Series 1989G13
               LOC Kredietbank                                                  03/01/24   3.95        100,000               A1+
     200,000   Emmaus, PA General Authority Local Government RB
               (Bond Pool Project) - Series 1989G14
               LOC Bayerische Landesbank                                        03/01/24   3.95        200,000               A1+
     500,000   Emmaus, PA General Authority Local Government RB
               (Bond Pool Project) - Series 1997G7
               GIC- Goldman Sachs                                               03/01/24   3.95        500,000               A1+
     300,000   Emmaus, PA General Authority Local Government RB
               (Bond Pool Project) - Series 1997H9
               LOC Kredietbank                                                  03/01/24   3.95        300,000               A1+
     400,000   Erie County, PA Hospital Authority - Series 1998B                05/15/20   3.70        400,000      VMIG-1
     300,000   Lehigh County, PA General Purpose
               (Lehigh Valley Hospital) - Series A
               Insured AMBAC Indemnity Corp.                                    07/01/28   3.65        300,000      VMIG-1
     100,000   Lehigh County, PA General Purpose
               (Lehigh Valley Hospital) - Series B
               Insured by MBIA Insurance Corp.                                  07/01/29   3.65        100,000      VMIG-1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)
NOVEMBER 30, 1999

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity              Value                 Standard
   Amount                                                                         Date     Yield     (Note 1)       Moody's & Poor's
   ------                                                                         ----     -----      ------        -------  -------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $   500,000   Lehigh County, PA IDA
               (Allegheny Electric) - Series 1985A
               LOC Rabobank Nederland                                           12/01/15   3.90%    $   500,000       P1
     550,000   Pennsylvania EDFA
               (Plastics Niagara) - Series 1997F (b)
               LOC PNC Bank, N.A.                                               12/01/04   4.10         550,000
     200,000   Pennsylvania HEFA (Carnegie Mellon University)
               LOC Bayerische Landesbank/ State Street Bank & Trust             01/01/26   3.85         200,000     VMIG-1   A1+
     600,000   Pennsylvania HEFA (Carnegie Mellon University)
               LOC Morgan Guaranty Trust Company / Union Bank of Switzerland    11/01/30   3.70         600,000              A1+
     600,000   Pennsylvania Higher Education Assistance Agency
               Insured AMBAC Indemnity Corp.                                    06/01/29   3.85         600,000     VMIG-1   A1+
     200,000   Philadelphia, PA (Childrens Hospital Project A)                  03/01/27   3.75         200,000     VMIG-1   A1+
     200,000   Philadelphia, PA IDA (Fox Chase Cancer)
               LOC Morgan Guaranty Trust Company                                07/01/13   3.75         200,000              A1+
     700,000   University of Pittsburgh Higher Education
               LOC Landesbank Hessen                                            01/01/19   3.75         700,000     VMIG-1
     600,000   York City, PA IDA PCRB (Philadelphia Electric Co.)
               LOC Toronto-Dominion Bank                                        08/01/16   3.65         600,000       P1     A1+
     300,000   York County, PA IDA PCRB (Public Service Electric & Gas)
               Insured by MBIA Insurance Corp.                                  09/01/20   3.85         300,000     VMIG-1   A1+
 -----------                                                                                        -----------
  11,335,000   Total Other Variable Rate Demand Instruments                                          11,335,000
 -----------                                                                                        -----------
Put Bonds (5.25%)
------------------------------------------------------------------------------------------------------------------------------------
 $   135,000   Northwestern Lehigh PA School District (b)
               Insured by MBIA Insurance Corp.                                  02/15/00   3.67%    $   135,200
     800,000   Pennsylvania HEFA
               (Association of Independent Colleges & University) - Series E-4
               LOC Allied Irish Bank                                            11/01/00   3.75         804,978     VMIG-1
 -----------                                                                                        -----------
     935,000   Total Put Bonds                                                                          940,178
 -----------                                                                                        -----------
Tax Exempt Commercial Paper (14.51%)
------------------------------------------------------------------------------------------------------------------------------------
 $   700,000   Carbon County, PA IDA (Panther Creek Partners Project)
               LOC National Westminster Bank PLC                                02/16/00   3.30%    $   700,000       P1     A1+
     600,000   Commonwealth of Pennsylvania GO BAN                              01/27/00   3.70         600,000       P1     A1+
     700,000   Montgomery County, PA IDA PCRB Refunding Bonds
               (PECO Energy Co. Project) - Series 1994B
               LOC Deutsche Bank A.G.                                           12/15/99     3.40       700,000       P1     A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity              Value                 Standard
   Amount                                                                         Date     Yield     (Note 1)       Moody's & Poor's
   ------                                                                         ----     -----      ------        -------  -------
Tax Exempt Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $   600,000   Venango, PA IDA Resource Recovery RB
               (Scrubgrass Project) - Series 1990A
               LOC National Westminster Bank PLC                                03/08/00   3.75%    $   600,000       P1     A1+
 -----------                                                                                        -----------
   2,600,000   Total Tax Exempt Commercial Paper                                                      2,600,000
 -----------                                                                                        -----------
               Total Investments (99.44%) (Cost $17,813,431+)                                       $17,813,431
               Due from Manager (0.10%)                                                                  18,036
               Cash and Other Assets, Net of Liabilities (0.46%)                                         82,531
                                                                                                    -----------
               Net Assets (100.00%)                                                                 $17,913,998
                                                                                                    ===========
               Net Asset Value, offering and redemption price per share:
               Class A, Shares Outstanding 16,343,638 (Note 3)                                      $      1.00
                                                                                                    ===========
               Class B, Shares Outstanding  1,571,853 (Note 3)                                      $      1.00
                                                                                                    ===========

              +     Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities that are not rated have been determined by the Fund's Board of Trustees to be of comparable quality to the rated securities in which the Fund may invest.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
     BAN       =    Bond Anticipation Note                             IDA      =   Industrial Development Authority
     EDFA      =    Educational Development Finance Authority          IDRB     =   Industrial Development Revenue Bond
     FGIC      =    Financial Guaranteed Insurance Company             LOC      =   Letter of Credit
     GIC       =    Guaranteed Investment Contract                     PCRB     =   Pollution Control Revenue Bond
     GO        =    General Obligation                                 RB       =   Revenue Bond
     HEFA      =    Health and Education Facilities Authority          TRAN     =   Tax and Revenue Anticipation Note
     HRB       =    Hospital Revenue Bond

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
STATEMENT OF OPERATIONS
YEAR ENDED NOVEMBER 30, 1999

================================================================================




 INVESTMENT INCOME

 Income:

    Interest.............................................................................   $       523,460
                                                                                            ---------------

 Expenses: (Note 2)

    Investment management fee............................................................            64,106

    Administration fee...................................................................            33,656

    Shareholder servicing fee............................................................            37,232

    Custodian fee........................................................................             3,035

    Shareholder servicing and related shareholder expenses...............................            13,869

    Legal, compliance and filing fees....................................................            38,333

    Audit and accounting.................................................................            70,241

    Trustees' fees.......................................................................             6,179

    Other................................................................................             1,801
                                                                                            ---------------

      Total expenses.....................................................................           268,452

      Less: Fees waived (Note 2).........................................................   (        97,762)

             Expenses reimbursed (Note 2)................................................   (        61,339)
                                                                                            ---------------

      Net expenses.......................................................................           109,351
                                                                                            ---------------

 Net investment income...................................................................           414,109



 REALIZED GAIN (LOSS) ON INVESTMENTS

 Net realized gain (loss) on investments.................................................           -0-
                                                                                            ---------------

 Increase in net assets from operations..................................................   $       414,109
                                                                                            ===============





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED NOVEMBER 30, 1999 AND 1998

================================================================================





                                                                          1999                           1998


 INCREASE (DECREASE) IN NET ASSETS

 Operations:
    Net investment income.........................................   $       414,109               $        439,380
    Net realized gain (loss) on investments.......................           -0-                   (            551)
                                                                     ---------------               ----------------
 Increase in net assets from operations...........................           414,109                        438,829
 Dividends to shareholders from net investment income:
    Class A.......................................................   (       382,573)*             (        411,272)*
    Class B.......................................................   (        31,536)*             (         28,108)*
 Transactions in shares of beneficial interest (Note 3)
     Class A......................................................         3,469,559               (     30,190,706)
     Class B......................................................           638,580                        541,259
                                                                     ---------------               ----------------
        Total increase (decrease).................................         4,108,139               (     29,649,998)
 Net assets:
    Beginning of year.............................................        13,805,859                     43,455,857
                                                                     ---------------               ----------------
    End of year...................................................   $    17,913,998               $     13,805,859
                                                                     ===============               ================

 *  Designated as exempt-interest dividends for federal income tax purposes.








--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS

================================================================================


1. Summary of Accounting Policies.

Pennsylvania Daily Municipal Income Fund, a Massachusetts business trust, is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. This Fund is a short term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution for Class B shares commenced on October 10, 1996 and all Fund shares outstanding before October 10, 1996 were designated as Class A shares. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Trustees.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager), equal to .40% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets not in excess of $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a distribution and service plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc., (the Distributor), an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to its Class A shares. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund, only with respect to its Class A shares, a fee equal to .25% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

For the year ended November 30, 1999 the Manager voluntarily waived investment management fees and administration fees of $64,106 and $33,656, respectively.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

3.Capital Stock.

At November 30, 1999, an unlimited number of shares of beneficial interest ($.01 par value) were authorized and capital paid in amounted to $17,915,491. Transactions in shares of beneficial interest, all at $1.00 per share, were as follows:

                                                      Year                               Year
                                                      Ended                              Ended
                                                November 30, 1999                  November 30, 1998
                                                -----------------                  -----------------
 Class A
 Sold......................................           32,035,584                         49,957,101
 Issued on reinvestment of dividends.......              277,642                            367,955
 Redeemed..................................      (    28,843,667)                    (   80,515,762)
                                                  --------------                      -------------
 Net increase (decrease)...................            3,469,559                     (   30,190,706)
                                                  ==============                      =============

                                                      Year                                Year
                                                      Ended                               Ended
                                                November 30, 1999                  November 30, 1998
                                                -----------------                  -----------------
 Class B
 Sold......................................            6,592,124                          6,163,450
 Issued on reinvestment of dividends.......               31,086                             27,223
 Redeemed..................................      (     5,984,630)                    (    5,649,414)
                                                  --------------                      -------------
 Net increase (decrease)...................              638,580                            541,259
                                                  ==============                      =============




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


================================================================================

4. Sales of Securities.

Accumulated undistributed realized losses at November 30, 1999 amounted to $1,493. This amount represents tax basis capital losses which may be carried forward to offset future gains. Such losses expire on November 30, 2001 and 2006.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Pennsylvania and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 58% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

6. Financial Highlights.

                                                                                  Year Ended
                                                                                  November 30,
                                                      -----------------------------------------------------------------
 Class A
 -------                                                 1999          1998          1997          1996          1995
                                                      ---------     ---------     ---------     ---------     ---------
 Per Share Operating Performance:
 (for a share outstanding throughout the year)

 Net asset value, beginning of year.............      $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                      ---------     ---------     ---------     ---------     ---------

 Income from investment operations:
     Net investment income......................          0.026         0.029         0.030         0.030         0.034

 Less distributions:
     Dividends from net investment income.......      (   0.026)    (   0.029)    (   0.030)    (   0.030)    (   0.034)
                                                       --------      --------      --------      --------      --------

 Net asset value, end of year...................      $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                      =========     =========     =========     =========     =========

 Total Return...................................          2.60%         2.95%         3.05%         3.01%         3.50%

 Ratios/Supplemental Data
 Net assets, end of year (000)..................      $  16,342     $  12,873     $  43,064     $  36,335     $  40,980

 Ratios to average net assets:
     Expenses...................................          0.70%         0.70%         0.70%         0.68%         0.59%
     Net investment income......................          2.57%         2.91%         3.00%         2.97%         3.44%
     Management, administration fees
       and shareholder servicing fees waived....          0.61%         0.59%         0.49%         0.49%         0.61%
     Expenses reimbursed........................          0.38%         0.59%          --            --            --
     Expense offsets............................           --            --            --           0.01%          --

 *   Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
6. Financial Highlights. (Continued)

                                                                            Year
                                                                            Ended                           October 10, 1996
                                                                         November 30,                       (Commencement of
 Class B                                                ---------------------------------------------          Offering) to
 -------                                                   1999             1998              1997          November 30, 1996
                                                        ---------        ---------         ----------       -----------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)

 Net asset value, beginning of period..............     $   1.00         $   1.00          $   1.00            $   1.00
                                                        ---------        ---------         ---------           ---------

 Income from investment operations:
    Net investment income..........................         0.028            0.032             0.033               0.005

 Less distributions:
    Dividends from net investment income...........     (   0.028)       (   0.032)        (   0.033)          (   0.005)
                                                         --------         --------          --------            --------

 Net asset value, end of period....................     $   1.00         $   1.00          $   1.00            $   1.00
                                                        =========        =========         =========           =========

 Total Return......................................         2.85%            3.26%             3.31%               3.25%*

 Ratios/Supplemental Data
 Net assets, end of period (000)...................     $   1,572        $     933         $     392           $       5

 Ratios to average net assets:
   Expenses........................................         0.45%            0.45%             0.45%               0.42%*
   Net investment income...........................         2.78%            3.13%             3.28%               3.21%*
   Management and administration fees waived.......         0.61%            0.59%             0.49%               0.27%*
   Expense reimbursed..............................         0.38%            0.59%              --                  --
   Expense offsets.................................          --               --                --                 0.01%*


 * Annualized








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PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================





To The Board of Trustees and Shareholders
Pennsylvania Daily Municipal Income Fund


In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Pennsylvania Daily Municipal Income Fund (the "Fund") at November 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at November 30, 1999 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above. The financial statements for the year ended November 30, 1998, including the financial highlights for each of the four years in the period then ended were audited by other independent accountants whose report dated December 28, 1998 expressed an unqualified opinion on those financial statements.







PricewaterhouseCoopers LLP
New York, NY
December 23, 1999







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PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
CHANGE IN INDEPENDENT ACCOUNTANTS

================================================================================






On August 13, 1999, McGladrey & Pullen, LLP (McGladrey) resigned as independent auditors of the Fund pursuant to an agreement by PricewaterhouseCoopers LLP
(PwC) to acquire McGladreys investment company practice. The McGladrey partners and professionals serving the Fund at the time of the acquisition joined PwC.

The reports of McGladrey on the financial statements of the Fund during the past two fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

In connection with its audits for the most recent two fiscal years and through August 13, 1999, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report.

Effective August 13, 1999, the Fund, with the approval of its Board of Trustees and its Audit Committee, engaged PwC as its independent auditors.
















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PENNSYLVANIA
DAILY
MUNICIPAL
INCOME
FUND




















                       Annual Report
                     November 30, 1999





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

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-------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------


Pennsylvania Daily Municipal Income Fund
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent &
Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020







PA1199A


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